Schedule of Investments
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–96.92%
Alabama–4.17%
Black Belt Energy Gas District (The) (Gas); Series 2022 F, RB	5.25%	12/01/2027	$460	$ 473,365
Arizona–3.35%
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(a)	5.00%	07/01/2039	250	250,434
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(a)	5.75%	07/01/2024	130	130,116
				380,550
California–8.68%
California (State of) Housing Finance Agency; Series 2019 A-2, RB	4.00%	03/20/2033	232	227,961
California (State of) School Finance Authority (TEACH Public Schools); Series 2019 A, RB(a)	5.00%	06/01/2029	255	257,648
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2014 A, RB(a)	6.13%	11/01/2033	250	250,446
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.50%	12/01/2054	250	250,661
				986,716
Florida–6.42%
Capital Projects Finance Authority (Kissimmee Charter Academy); Series 2024, RB(a)	6.13%	06/15/2044	250	251,855
Florida Development Finance Corp. (Mater Academy); Series 2022 A, RB	5.00%	06/15/2031	235	240,351
Miami Beach (City of), FL; Series 2017, Ref. RB	5.00%	09/01/2047	250	236,979
				729,185
Georgia–9.01%
Atlanta (City of), GA Urban Residential Finance Authority (GE Tower Apartments); Series 2023 B, RB(b)	5.75%	06/01/2025	280	277,359
Burke (County of), GA Development Authority (Georgia Power Company); Series 1996, RB(b)	3.88%	03/06/2026	250	250,551
Main Street Natural Gas, Inc.; Series 2023 A, RB(b)	5.00%	06/01/2030	475	496,303
				1,024,213
Illinois–2.20%
Chicago (City of), IL Board of Education; Series 2015 C, GO Bonds	5.25%	12/01/2039	250	249,982
Indiana–2.18%
Whiting (City of), IN (BP Products North America, Inc.); Series 2015, RB(b)(c)	4.40%	06/10/2031	250	247,586
Iowa–2.75%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)	5.00%	12/01/2042	300	312,205
Louisiana–2.17%
St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Series 2017, Ref. RB(b)	4.05%	07/01/2026	250	246,471
Massachusetts–5.23%
Massachusetts (Commonwealth of) Development Finance Agency (Atrius Health); Series 2015, Ref. RB	5.00%	01/01/2041	250	250,499
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds); Series 2015, RB	5.00%	07/01/2044	250	244,053
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham); Series 2024 E-1, VRD RB(d)	1.90%	07/01/2052	100	100,000
				594,552
Minnesota–0.74%
Brooklyn Park (City of), MN (Athlos Leadership Academy); Series 2015 A, RB	4.75%	07/01/2025	85	83,747
Missouri–2.68%
Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.); Series 2017, RB(a)	5.00%	12/01/2037	300	304,971
New York–9.31%
New York (City of), NY Municipal Water Finance Authority; Series 2015 FF, Ref. RB	5.00%	06/15/2039	250	252,739
See accompanying notes which are an integral part of this schedule.
Invesco SMA Municipal Bond Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Transitional Finance Authority;
Series 2016 E-4, VRD RB(d)	2.20%	02/01/2045	$200	$ 200,000
Series 2019 C-4, VRD RB(d)	0.02%	11/01/2044	100	100,000
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. RB(c)	5.00%	08/01/2031	250	250,026
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2020, Ref. RB(c)	5.00%	12/01/2026	250	254,744
				1,057,509
Ohio–2.21%
Ohio (State of) Higher Educational Facility Commission (Kenyon College); Series 2015, Ref. RB	5.00%	07/01/2041	250	251,729
Oregon–2.90%
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(c)	5.25%	07/01/2039	300	329,406
Pennsylvania–8.44%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2018, RB(a)	5.00%	05/01/2028	200	201,865
Montgomery (County of), PA Industrial Development Authority (Constellation Energy); Series 2023 B, Ref. RB	4.10%	06/01/2029	250	253,951
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB(c)	5.00%	12/31/2034	250	251,554
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement); Series 2015, RB(c)	5.00%	12/31/2029	250	251,676
				959,046
South Carolina–2.42%
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group); Series 2024 A, RB	5.25%	11/01/2044	250	275,100
Texas–11.43%
Bexar County Health Facilities Development Corp. (Army Retirement Residence Foundation); Series 2016, Ref. RB	5.00%	07/15/2025	430	429,930
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(c)	4.75%	07/01/2024	115	115,060
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(c)	5.00%	07/15/2028	250	254,844
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.00%	10/01/2024	500	499,346
				1,299,180
Virginia–4.41%
Chesapeake (City of), VA Expressway; Series 2012 A, RB	5.00%	07/15/2047	250	250,012
Chesapeake Bay Bridge & Tunnel District; Series 2016, RB	5.00%	07/01/2046	250	250,943
				500,955
Wisconsin–6.22%
Wisconsin (State of) Public Finance Authority (Coral Academy of Science Reno); Series 2019, Ref. RB(a)	5.00%	06/01/2029	250	251,148
Wisconsin (State of) Public Finance Authority (Miami Worldcenter); Series 2024 A, RB(a)	5.00%	06/01/2041	250	250,322
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.00%	12/01/2027	205	205,729
				707,199
TOTAL INVESTMENTS IN SECURITIES–96.92% (Cost $10,968,636)				11,013,667
OTHER ASSETS LESS LIABILITIES–3.08%				350,247
NET ASSETS–100.00%				$11,363,914
Investment Abbreviations:
GO	– General Obligation
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco SMA Municipal Bond Fund

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $2,148,805, which represented 18.91% of the Fund’s Net Assets.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Security subject to the alternative minimum tax.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2024.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco SMA Municipal Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2024, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco SMA Municipal Bond Fund